LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases- ASU842
2024	$ 4,176
2025	2,415
2026	465
2027	31
2028	8
Total lease payments	7,095
Less: interest	(260)
Total	6,835
Less: current portion	(2,486)	$ (2,218)
Non-current portion	$ 4,349	$ 5,744